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                                         _______________________________________
                                        |                  Prospectus Supplement
                                        |_______________________________________


________________________________________________________________________________
SUPPLEMENT DATED FEBRUARY 28, 2002 TO  | The Prospectus is hereby amended and
PROSPECTUS DATED MAY 1, 2001 OF:       | supplemented to reflect changes in the
                                       | management of the TimesSquare Core Plus
                                       | Bond Fund.
_______________________________________|
TIMESSQUARE CORE PLUS BOND FUND        | Accordingly, the section of the
_______________________________________| Prospectus titled "PORTFOLIO MANAGERS"
                                       | is replaced by the following:
                                       |
                                       |
                                       | TIMESSQUARE CORE PLUS BOND FUND
                                       | TimesSquare's Fixed Income Team manages
                                       | the assets of the Fund.
________________________________________________________________________________


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.